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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------

This Amendment (Check only one.):  |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moab Capital Partners, LLC
           -------------------------------------------------
Address:   15 East 62nd Street
           -------------------------------------------------
           New York, New York 10065
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28-14318
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael M. Rothenberg
          -----------------------------------------------
Title:    Managing Director
          -----------------------------------------------
Phone:    (212) 981-2646
          -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael M. Rothenberg         New York, New York       November 14, 2011
-------------------------------    ----------------------    -------------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      40
                                         ---------------------

Form 13F Information Table Value Total:      162,709
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

--------------------------------------------------------------------------------------------------------------------------------
                                                 FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2         Column 3   Column 4   Column 5                Column 6    Column 7
--------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      VALUE      SHRS OR      SH/  PUT/  INVESTMENT  Voting Authority
                                                           (x $1000)  PRN AMT      PRN  CALL  DISCRETION  ----------------
                                                                                                          SOLE      SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A H BELO CORP                    Com CL A       001282102        885    210,600    SH            SOLE       210,600
--------------------------------------------------------------------------------------------------------------------------------
ACCELRYS INC                        COM         00430U103        590     97,400    SH            SOLE        97,400
--------------------------------------------------------------------------------------------------------------------------------
ACTIONS SEMICONDUCTOR               ADR         00507E107      1,701    809,890    SH            SOLE       809,890
--------------------------------------------------------------------------------------------------------------------------------
                                   IPATH
BARCLAYS BANK PLC               INVS&P STF      06740L592      5,193    174,500    SH            SOLE       174,500
--------------------------------------------------------------------------------------------------------------------------------
BOISE INC                           COM         09746Y105        284     55,000    SH            SOLE        55,000
--------------------------------------------------------------------------------------------------------------------------------
CAPITOL FED FINL INC                COM         14057J101     21,315  2,018,479    SH            SOLE     2,018,479
--------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC                 COM         143436400        714    107,950    SH            SOLE       107,950
--------------------------------------------------------------------------------------------------------------------------------
CARROLS REST GRP INC                COM         14574X104      2,473    277,883    SH            SOLE       277,883
--------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNCTNS INC D         CL A NEW       16117M305      3,749     80,031    SH            SOLE        80,031
--------------------------------------------------------------------------------------------------------------------------------
CHATHAM LODGING TR                  COM         16208T102     13,100  1,320,517    SH            SOLE     1,320,517
--------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC                     COM NEW       125581801      5,518    181,700    SH            SOLE       181,700
--------------------------------------------------------------------------------------------------------------------------------
CLEARWATER PAPER CORP               COM         18538R103      3,073     90,423    SH            SOLE        90,423
--------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                       COM         126117100      2,607    116,000    SH            SOLE       116,000
--------------------------------------------------------------------------------------------------------------------------------
DIANA CONTAINERSHIPS INC            COM         Y2069P101      2,725    595,000    SH            SOLE       595,000
--------------------------------------------------------------------------------------------------------------------------------
FBR & CO                            COM         30247C301        416    174,760    SH            SOLE       174,760
--------------------------------------------------------------------------------------------------------------------------------
FIRST CONN BANCORP INC              COM         319850103      2,599    229,634    SH            SOLE       229,634
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CO                     COM         37045V100      2,079    103,000    SH            SOLE       103,000
--------------------------------------------------------------------------------------------------------------------------------
GREAT LAKE DREDGE DCK               COM         390607109      3,712    912,000    SH            SOLE       912,000
--------------------------------------------------------------------------------------------------------------------------------
INGRAM MICRO INC                   CL A         457153104      4,345    269,400    SH            SOLE       269,400
--------------------------------------------------------------------------------------------------------------------------------
KSW INC                             COM         48268R106        654    205,727    SH            SOLE       205,727
--------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                        CL B         526057302     19,435  1,901,669    SH            SOLE     1,901,669
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ALL STAR EQUTY          SH BEN INT      530158104        733    178,749    SH            SOLE       178,749
--------------------------------------------------------------------------------------------------------------------------------
LO-JACK CORP                        COM         539451104        379    119,559    SH            SOLE       119,559
--------------------------------------------------------------------------------------------------------------------------------
MAC-GRAY CORP                       COM         554153106     13,864  1,073,917    SH            SOLE     1,073,917
--------------------------------------------------------------------------------------------------------------------------------
                                MEMBERSHIP
MACQUARIE INFRA CO LLC              INT         55608B105      3,467    154,500    SH            SOLE       154,500
--------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA MATLS               COM         573284106      3,585     56,700    SH            SOLE        56,700
--------------------------------------------------------------------------------------------------------------------------------
NASDAQ OMX GROUP INC                COM         631103108      1,273     55,000    SH            SOLE        55,000
--------------------------------------------------------------------------------------------------------------------------------
NEWPORT BANCORP INC                 COM         651754103        606     48,303    SH            SOLE        48,303
--------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT                       COM         629491101      5,673    244,108    SH            SOLE       244,108
--------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPL & PRODTN                COM         726505100      2,228     98,100    SH            SOLE        98,100
--------------------------------------------------------------------------------------------------------------------------------
PLATINUM UNDERWRITERS               COM         G7127P100      9,877    321,199    SH            SOLE       321,199
--------------------------------------------------------------------------------------------------------------------------------
                                  *W EXP
PNC FINL SVCS GROUP              12/31/201      693475121        305     34,150    SH            SOLE        34,150
--------------------------------------------------------------------------------------------------------------------------------
PRIMO WTR CORP COM                  COM         74165N105        346     61,400    SH            SOLE        61,400
--------------------------------------------------------------------------------------------------------------------------------
SCHWEITZER-MAUDUIT INTL INC         COM         808541106      2,067     37,000    SH            SOLE        37,000
--------------------------------------------------------------------------------------------------------------------------------
SEMGROUP CORP                    Com CL A       81663A105      1,609     80,600    SH            SOLE        80,600
--------------------------------------------------------------------------------------------------------------------------------
SHUFFLE MASTER INC                  COM         825549108      2,075    246,720    SH            SOLE       246,720
--------------------------------------------------------------------------------------------------------------------------------
SUSSER HLDGS CORP                   COM         869233106      2,385    119,669    SH            SOLE       119,669
--------------------------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDGS                 COM         893521104      8,054    166,000    SH            SOLE       166,000
--------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP                      COM NEW       92839U206      1,161     27,000    SH            SOLE        27,000
--------------------------------------------------------------------------------------------------------------------------------
XERIUM TECHNOLOGIES               COM NEW       98416J118      5,855    559,256    SH            SOLE       559,256
--------------------------------------------------------------------------------------------------------------------------------